PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Target
Retirement 2065 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 30.5%
13,825  iShares Core S&P Mid-
Cap ETF
$ 797,150
6.0
4,939  iShares Core S&P
Small-Cap ETF
530,202
4.0
44,805  Vanguard FTSE
Developed Markets
ETF
2,181,107
16.5
6,445  Vanguard FTSE
Emerging Markets ETF
264,374
2.0
4,512  Vanguard Long-Term
Treasury ETF
265,486
2.0
Total Exchange-Traded
Funds
(Cost $3,673,017)
4,038,319
30.5
MUTUAL FUNDS : 69.5%
Affiliated Investment Companies : 14.0%
46,081  Voya Intermediate
Bond Fund - Class R6
397,681
3.0
52,579  Voya Multi-Manager
International Equity
Fund - Class I
529,471
4.0
57,223  Voya Multi-Manager
International Factors
Fund - Class I
529,885
4.0
36,888  Voya VACS Series
EME Fund
396,917
3.0
1,853,954
14.0
Unaffiliated Investment Companies : 55.5%
132,081  TIAA-CREF S&P
500 Index Fund
- Institutional Class
7,362,221
55.5
Total Mutual Funds
(Cost $7,874,672)
9,216,175
69.5
Total Long-Term
Investments
(Cost $11,547,689)
13,254,494
100.0
Total Investments in
Securities
(Cost $11,547,689) $ 13,254,494 100.0
Assets in Excess of
Other Liabilities 3,564 0.0
Net Assets $ 13,258,058 100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2065 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,038,319 $ — $ — $ 4,038,319
Mutual Funds 9,216,175 — — 9,216,175
Total Investments, at fair value $ 13,254,494 $ — $ — $ 13,254,494
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 271,404 $ 307,129 $ (186,283) $ 5,431 $ 397,681 $ 10,461 $ (12,084) $ —
Voya Multi-Manager International
Equity Fund - Class I
443,520 611,450 (568,405) 42,906 529,471 10,591 (758) —
Voya Multi-Manager International
Factors Fund - Class I
532,402 890,112 (914,391) 21,762 529,885 27,985 30,275 —
Voya VACS Series EME Fund
— 727,271 (357,053) 26,699 396,917 5,887 (3,838) 1,876
$ 1,247,326 $ 2,535,962 $ (2,026,132) $ 96,798 $ 1,853,954 $ 54,924 $ 13,595 $ 1,876
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,706,804
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 1,706,804